INCOME TAXES (Details Narrative) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Percent		25.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Ensysce Biosciences, Inc [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ 0.2	$ 2.6
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Asset, Income Tax Expense		$ 9.8